Lincoln Hedged Nasdaq-100 Fund 2
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.98%
INVESTMENT COMPANY–51.98%
Equity Fund–51.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	136,909	$1,770,096
Total Affiliated Investment (Cost $1,399,698)		1,770,096
UNAFFILIATED INVESTMENTS–54.46%
INVESTMENT COMPANY–0.66%
Money Market Fund–0.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	22,466	22,466
Total Investment Company (Cost $22,466)		22,466

	Number of Contracts

OPTIONS PURCHASED–53.80%
CENTRALLY CLEARED–53.80%
Call Options–51.20%
Invesco QQQ TrustSM Series 1 ETF Strike price $8.15, expiration date 6/21/24, notional amount $8,150	10	436,654
Invesco QQQ TrustSM Series 1 ETF Strike price $8.15, expiration date 9/20/24, notional amount $8,150	10	436,259
Invesco QQQ TrustSM Series 1 ETF Strike price $8.15, expiration date 12/20/24, notional amount $8,150	10	436,040
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $8.72, expiration date 3/21/25, notional amount $8,720	10	$434,690
		1,743,643
Put Options–2.60%
Invesco QQQ TrustSM Series 1 ETF Strike price $405.35, expiration date 6/21/24, notional amount $810,700	20	6,126
Invesco QQQ TrustSM Series 1 ETF Strike price $405.35, expiration date 9/20/24, notional amount $810,700	20	14,722
Invesco QQQ TrustSM Series 1 ETF Strike price $405.35, expiration date 12/20/24, notional amount $810,700	20	23,609
Invesco QQQ TrustSM Series 1 ETF Strike price $433.95, expiration date 3/21/25, notional amount $867,900	20	44,128
		88,585
Total Options Purchased (Cost $1,783,132)		1,832,228
Total Unaffiliated Investments (Cost $1,805,598)		1,854,694

TOTAL INVESTMENTS–106.44% (Cost $3,205,296)	3,624,790

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.68)%
CENTRALLY CLEARED–(5.68)%
Call Options–(4.56)%
Invesco QQQ TrustSM Series 1 ETF Strike price $477.10, expiration date 12/20/24, notional amount $(954,200)	(20)	(43,257)
Invesco QQQ TrustSM Series 1 ETF Strike price $458.03, expiration date 9/20/24, notional amount $(916,060)	(20)	(42,070)
Invesco QQQ TrustSM Series 1 ETF Strike price $438.98, expiration date 6/21/24, notional amount $(877,960)	(20)	(42,225)
Invesco QQQ TrustSM Series 1 ETF Strike price $518.53, expiration date 3/21/25, notional amount $(1,037,060)	(20)	(27,908)
(155,460)
Put Options–(1.12)%
Invesco QQQ TrustSM Series 1 ETF Strike price $356.71, expiration date 6/21/24, notional amount $(713,420)	(20)	(1,423)
Lincoln Hedged Nasdaq-100 Fund 2–1

Lincoln Hedged Nasdaq-100 Fund 2
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $356.71, expiration date 12/20/24, notional amount $(713,420)	(20)	$(10,455)
Invesco QQQ TrustSM Series 1 ETF Strike price $356.71, expiration date 9/20/24, notional amount $(713,420)	(20)	(5,193)
Invesco QQQ TrustSM Series 1 ETF Strike price $381.88, expiration date 3/21/25, notional amount $(763,760)	(20)	(21,043)
(38,114)
Total Options Written (Premiums received $(155,666))		(193,574)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.76%)		(25,593)
NET ASSETS APPLICABLE TO 321,315 SHARES OUTSTANDING–100.00%		$3,405,623

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
Lincoln Hedged Nasdaq-100 Fund 2–2

Lincoln Hedged Nasdaq-100 Fund 2
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–Lincoln Hedged Nasdaq-100 Fund 2 (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund (collectively, the “Underlying Funds”). In addition to investment companies, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,770,096	$—	$—	$1,770,096
Unaffiliated Investment Company	22,466	—	—	22,466
Options Purchased	—	1,832,228	—	1,832,228
Total Investments	$1,792,562	$1,832,228	$—	$3,624,790
Derivatives:
Liabilities:
Options Written	$—	$(193,574)	$—	$(193,574)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged Nasdaq-100 Fund 2–3

Lincoln Hedged Nasdaq-100 Fund 2
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.98%@
Equity Fund-51.98%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,625,488	$23,367	$18,677	$607	$139,311	$1,770,096	136,909	$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
Lincoln Hedged Nasdaq-100 Fund 2–4